SHARE-BASED PAYMENTS - Outstanding (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) Option	Dec. 31, 2021 CAD ($) USD ($) Option $ / shares	Dec. 31, 2020 USD ($)	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($)
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (per share) | $ / shares		$ 5.37
Remaining life	5 years	5 years
Stock options exercised | Option	122,500	122,500
Proceeds from exercise of options	$ 475,000	$ 158,700	$ 1,823,000
Shares issued after reporting period
Disclosure of range of exercise prices of outstanding share options [line items]
Proceeds from exercise of options	$ 125,000
Stock options
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding (in shares)		9,900,874		9,959,927	9,917,336
Vested (in shares)		8,704,157		7,774,007
Stock options exercised	687,400		2,112,103
Stock options | Price range five [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (per share) | $ / shares		$ 1.30		$ 1.25
Remaining life	1 year 10 months 24 days	1 year 10 months 24 days	2 years 6 months
Outstanding (in shares)		1,000,000		1,012,014
Vested (in shares)		1,000,000		1,012,014
Stock options | Price range four [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (per share) | $ / shares		$ 1.25		$ 1.25
Remaining life	1 year 8 months 12 days	1 year 8 months 12 days	2 years 4 months 24 days
Outstanding (in shares)		100,000		980,000
Vested (in shares)		100,000		980,000
Stock options | Price range one [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (per share) | $ / shares		$ 1.39		$ 0.15
Remaining life	6 months	6 months	1 month 6 days
Outstanding (in shares)		2,200,000		225,000
Vested (in shares)		2,200,000		225,000
Stock options | Price range three [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (per share) | $ / shares		$ 1.25		$ 1.39
Remaining life	1 year 6 months	1 year 6 months	1 year 6 months
Outstanding (in shares)		944,514		2,310,000
Vested (in shares)		944,514		2,310,000
Stock options | Price range two [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (per share) | $ / shares		$ 1.25		$ 0.81
Remaining life	1 year 4 months 24 days	1 year 4 months 24 days	1 month 6 days
Outstanding (in shares)		700,000		39,900
Vested (in shares)		700,000		39,900
Stock options | Price range six [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (per share) | $ / shares		$ 1.06		$ 1.25
Remaining life	2 years 2 months 12 days	2 years 2 months 12 days	2 years 8 months 12 days
Outstanding (in shares)		1,835,227		100,000
Vested (in shares)		1,835,227		100,000
Stock options | Price range seven [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (per share) | $ / shares		$ 1.00		$ 1.30
Remaining life	2 years 4 months 24 days	2 years 4 months 24 days	2 years 10 months 24 days
Outstanding (in shares)		117,450		1,000,000
Vested (in shares)		117,450		1,000,000
Stock options | Price range eight [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (per share) | $ / shares		$ 1.65		$ 1.06
Remaining life	2 years 7 months 6 days	2 years 7 months 6 days	3 years 2 months 12 days
Outstanding (in shares)		103,212		1,850,227
Vested (in shares)		103,212		1,226,818
Stock options | Price range nine [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (per share) | $ / shares		$ 2.21		$ 1.00
Remaining life	3 years 2 months 12 days	3 years 2 months 12 days	3 years 4 months 24 days
Outstanding (in shares)		1,022,124		117,450
Vested (in shares)		677,646		78,300
Stock options | Price range ten [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (per share) | $ / shares		$ 2.39		$ 1.65
Remaining life	3 years 3 months 18 days	3 years 3 months 18 days	3 years 7 months 6 days
Outstanding (in shares)		600,000		103,212
Vested (in shares)		400,000		68,808
Stock options | Price range eleven [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (per share) | $ / shares		$ 2.58		$ 2.21
Remaining life	3 years 3 months 18 days	3 years 3 months 18 days	4 years 2 months 12 days
Outstanding (in shares)		50,000		1,022,124
Vested (in shares)		33,334		333,166
Stock options | Price Range twelve [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (per share) | $ / shares		$ 3.82		$ 2.39
Remaining life	3 years 6 months	3 years 6 months	4 years 3 months 18 days
Outstanding (in shares)		300,000		600,000
Vested (in shares)		200,000		200,000
Stock options | Price range thirteen [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (per share) | $ / shares		$ 6.03		$ 2.58
Remaining life	3 years 7 months 6 days	3 years 7 months 6 days	4 years 3 months 18 days
Outstanding (in shares)		200,000		50,000
Vested (in shares)		133,334		16,667
Stock options | Price range fourteen [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (per share) | $ / shares		$ 5.80		$ 3.82
Remaining life	3 years 8 months 12 days	3 years 8 months 12 days	4 years 6 months
Outstanding (in shares)		50,000		300,000
Vested (in shares)		33,334		100,000
Stock options | Price range fifteen[member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (per share) | $ / shares		$ 4.80		$ 6.03
Remaining life	4 years 2 months 12 days	4 years 2 months 12 days	4 years 7 months 6 days
Outstanding (in shares)		578,347		200,000
Vested (in shares)		192,774		66,667
Stock options | Price range sixteen [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (per share) | $ / shares		$ 4.76		$ 5.80
Remaining life	4 years 3 months 18 days	4 years 3 months 18 days	4 years 8 months 12 days
Outstanding (in shares)		50,000		50,000
Vested (in shares)		16,666		16,667
Stock options | Price Range Seventeen [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (per share) | $ / shares		$ 4.04
Remaining life	4 years 9 months 18 days	4 years 9 months 18 days
Outstanding (in shares)		50,000
Vested (in shares)		16,666